IMPAIRMENT LOSS (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF IMPAIRMENT LOSS

For the nine months ended September 30, 2023, the Company recognized impairment losses for the following assets:

Type	Impairment loss
Building	$199,601
Accessory equipment	146,334
Structures	37,975
Tools, furniture and fixtures	562,650
Operating Lease right-of-use assets	472,414
Software	71,095
Suspense payments	54,370
Design right	34,132
Patent right	21,414
Total	$1,599,985